OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,569	$ 4,432
NAFTA
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	285	579
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	702	864
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,983	2,348
ACIS
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	523	531
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 76	$ 110